Note 6 - Allowance for Loan Losses and Credit Quality Information - Aging of Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans past due	$ 1,765	$ 2,396
Current loans	652,026	602,039
Loans receivable	653,791	604,435
Loans 90 days or more past due and still accruing	0	0
Residential Portfolio Segment [Member]
Loans past due	962	922
Current loans	134,061	119,142
Loans receivable	135,023	120,064
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	380,704	350,195
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Current loans	202,400	192,502
Loans receivable	202,400	192,502
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Current loans	178,304	157,693
Loans receivable	178,304	157,693
Loans 90 days or more past due and still accruing	0	0
Consumer Portfolio Segment [Member]
Loans past due	803	764
Current loans	54,588	69,185
Loans receivable	55,391	69,949
Loans 90 days or more past due and still accruing	0	0
Commercial Portfolio Segment [Member]
Loans past due	0	710
Current loans	82,673	63,517
Loans receivable	82,673	64,227
Loans 90 days or more past due and still accruing	0
Financial Asset, 30 to 59 Days Past Due [Member]
Loans past due	1,084	1,460
Financial Asset, 30 to 59 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	626	786
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financial Asset, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	458	527
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Loans past due	0	147
Financial Asset, 60 to 89 Days Past Due [Member]
Loans past due	104	121
Financial Asset, 60 to 89 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	38	77
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financial Asset, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	66	31
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Loans past due	0	13
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans past due	577	815
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	298	59
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	279	206
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Loans past due	$ 0	$ 550